Financial Expenses, Net	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Financial Expenses, Net

NOTE 11:-	FINANCIAL EXPENSES, NET

	Year ended December 31,
	2018	2017	2016

Income:

Foreign currency exchange differences	$47	$130	$8
Interest on cash equivalents and restricted deposits	184	50	9
Other	-	34	-

	231	214	17
Expenses:

Amortization of shareholders’ convertible loans discount and BCF	-	103	1,116
Interest on shareholders’ convertible note and loans	-	164	270

Bank commissions and others	17	82	100
Foreign currency exchange differences	93	9	25
Interest on loans from banks and other credit balances	2	12	27

	112	370	1,538

Total financial (expenses) Income, net	$119	$(156)	$(1,521)